Accounts receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Accounts receivable - non-related parties	$ 45,083,689	$ 37,177,953
Allowance for doubtful accounts	(5,731,281)	(4,682,592)
Accounts Receivable, Net	$ 39,352,408	$ 32,495,361